Commitments and Contingencies - Schedule of Sets Forth Our Contractual Obligations (Details)	Dec. 31, 2024 USD ($)
Schedule Of Sets Forth Our Contractual Obligations Abstract
2025	$ 5,244
Total	$ 5,244